Taxation - Components of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income (loss) before income tax benefit (expense)
Income (loss) from China operations	¥ 6,302,358		¥ 2,417,298	¥ (143,492)
Loss from non China operations	(1,915,239)		(3,693,062)	(355,573)
Income (loss) before income tax benefit (expense)	4,387,119	$ 672,355	(1,275,764)	(499,065)
Income tax expense (benefit) from China operations
Current income tax expense	1,891,723		1,332,238	434,466
Deferred tax benefit	(359,429)		(438,661)	(514,851)
Income tax expense (benefit) from China operations	1,532,294		893,577	(80,385)
Income tax expense from non-China operations	76,502		10,786	9,001
Total income tax expense (benefit)	¥ 1,608,796	$ 246,558	¥ 904,363	¥ (71,384)